Taxation - Summary of Current and Deferred Components of Income Tax (Benefit) Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 147,818	$ 23,196	¥ 59,964	¥ 631
Deferred income taxes	6,598	1,035	7,375	(2,373)
Income tax (benefit) expense	¥ 154,416	$ 24,231	¥ 67,339	¥ (1,742)